Distribution Date:	01/12/22	GS Mortgage Securities Trust 2017-GS5
Determination Date:	01/06/22
Next Distribution Date:	02/11/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-GS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839 | Greenwich, CT 06831
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36252HAA9	2.045000%	13,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252HAB7	3.218000%	51,316,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252HAC5	3.409000%	248,000,000.00	247,999,999.96	0.00	704,526.67	0.00	0.00	704,526.67	247,999,999.96	32.04%	30.00%
A-4	36252HAD3	3.674000%	381,598,000.00	381,598,000.00	0.00	1,168,325.88	0.00	0.00	1,168,325.88	381,598,000.00	32.04%	30.00%
A-AB	36252HAE1	3.467000%	28,604,000.00	28,227,021.95	350,258.27	81,552.57	0.00	0.00	431,810.84	27,876,763.68	32.04%	30.00%
A-S	36252HAH4	3.826000%	80,078,000.00	80,078,000.00	0.00	255,315.36	0.00	0.00	255,315.36	80,078,000.00	23.76%	22.25%
B	36252HAJ0	4.047000%	72,329,000.00	72,329,000.00	0.00	243,929.55	0.00	0.00	243,929.55	72,329,000.00	16.29%	15.25%
C	36252HAK7	4.299000%	43,914,000.00	43,914,000.00	0.00	157,321.91	0.00	0.00	157,321.91	43,914,000.00	11.75%	11.00%
D	36252HAL5	3.509000%	46,497,000.00	46,497,000.00	0.00	135,964.98	0.00	0.00	135,964.98	46,497,000.00	6.94%	6.50%
E	36252HAQ4	4.436754%	21,957,000.00	21,957,000.00	0.00	81,181.51	0.00	0.00	81,181.51	21,957,000.00	4.67%	4.38%
F	36252HAS0	4.436754%	10,333,000.00	10,333,000.00	0.00	38,204.15	0.00	0.00	38,204.15	10,333,000.00	3.60%	3.38%
G*	36252HAU5	4.436754%	34,873,240.00	34,873,240.00	0.00	113,507.57	0.00	0.00	113,507.57	34,873,240.00	0.00%	0.00%
Retained	N/A	4.436754%	28,672,425.00	26,855,877.78	9,719.40	98,865.96	0.00	0.00	108,585.36	26,846,158.38	0.00%	0.00%
Interest
R	36252HAW1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,941,665.00	994,662,139.69	359,977.67	3,078,696.11	0.00	0.00	3,438,673.78	994,302,162.02

Notional Certificates
X-A	36252HAF8	0.843240%	803,366,000.00	737,903,021.91	0.00	518,524.72	0.00	0.00	518,524.72	737,552,763.64
X-B	36252HAG6	0.389754%	72,329,000.00	72,329,000.00	0.00	23,492.10	0.00	0.00	23,492.10	72,329,000.00
X-C	36252HAY7	0.137754%	43,914,000.00	43,914,000.00	0.00	5,041.11	0.00	0.00	5,041.11	43,914,000.00
X-D	36252HAN1	0.927754%	46,497,000.00	46,497,000.00	0.00	35,948.15	0.00	0.00	35,948.15	46,497,000.00
Notional SubTotal			966,106,000.00	900,643,021.91	0.00	583,006.08	0.00	0.00	583,006.08	900,292,763.64

Deal Distribution Total					359,977.67	3,661,702.19	0.00	0.00	4,021,679.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252HAC5	999.99999984	0.00000000	2.84083335	0.00000000	0.00000000	0.00000000	0.00000000	2.84083335	999.99999984
A-4	36252HAD3	1,000.00000000	0.00000000	3.06166668	0.00000000	0.00000000	0.00000000	0.00000000	3.06166668	1,000.00000000
A-AB	36252HAE1	986.82079255	12.24508006	2.85108971	0.00000000	0.00000000	0.00000000	0.00000000	15.09616977	974.57571249
A-S	36252HAH4	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	36252HAJ0	1,000.00000000	0.00000000	3.37249997	0.00000000	0.00000000	0.00000000	0.00000000	3.37249997	1,000.00000000
C	36252HAK7	1,000.00000000	0.00000000	3.58250011	0.00000000	0.00000000	0.00000000	0.00000000	3.58250011	1,000.00000000
D	36252HAL5	1,000.00000000	0.00000000	2.92416672	0.00000000	0.00000000	0.00000000	0.00000000	2.92416672	1,000.00000000
E	36252HAQ4	1,000.00000000	0.00000000	3.69729517	0.00000000	0.00000000	0.00000000	0.00000000	3.69729517	1,000.00000000
F	36252HAS0	1,000.00000000	0.00000000	3.69729507	0.00000000	0.00000000	0.00000000	0.00000000	3.69729507	1,000.00000000
G	36252HAU5	1,000.00000000	0.00000000	3.25486161	0.44243322	3.93350862	0.00000000	0.00000000	3.25486161	1,000.00000000
Retained	N/A	936.64480001	0.33898075	3.44811993	0.01493247	0.13275717	0.00000000	0.00000000	3.78710067	936.30581927
Interest
R	36252HAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252HAF8	918.51412919	0.00000000	0.64544021	0.00000000	0.00000000	0.00000000	0.00000000	0.64544021	918.07814077
X-B	36252HAG6	1,000.00000000	0.00000000	0.32479503	0.00000000	0.00000000	0.00000000	0.00000000	0.32479503	1,000.00000000
X-C	36252HAY7	1,000.00000000	0.00000000	0.11479505	0.00000000	0.00000000	0.00000000	0.00000000	0.11479505	1,000.00000000
X-D	36252HAN1	1,000.00000000	0.00000000	0.77312837	0.00000000	0.00000000	0.00000000	0.00000000	0.77312837	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/21 - 12/30/21	30	0.00	704,526.67	0.00	704,526.67	0.00	0.00	0.00	704,526.67	0.00
A-4	12/01/21 - 12/30/21	30	0.00	1,168,325.88	0.00	1,168,325.88	0.00	0.00	0.00	1,168,325.88	0.00
A-AB	12/01/21 - 12/30/21	30	0.00	81,552.57	0.00	81,552.57	0.00	0.00	0.00	81,552.57	0.00
X-A	12/01/21 - 12/30/21	30	0.00	518,524.72	0.00	518,524.72	0.00	0.00	0.00	518,524.72	0.00
X-B	12/01/21 - 12/30/21	30	0.00	23,492.10	0.00	23,492.10	0.00	0.00	0.00	23,492.10	0.00
A-S	12/01/21 - 12/30/21	30	0.00	255,315.36	0.00	255,315.36	0.00	0.00	0.00	255,315.36	0.00
B	12/01/21 - 12/30/21	30	0.00	243,929.55	0.00	243,929.55	0.00	0.00	0.00	243,929.55	0.00
C	12/01/21 - 12/30/21	30	0.00	157,321.91	0.00	157,321.91	0.00	0.00	0.00	157,321.91	0.00
X-C	12/01/21 - 12/30/21	30	0.00	5,041.11	0.00	5,041.11	0.00	0.00	0.00	5,041.11	0.00
D	12/01/21 - 12/30/21	30	0.00	135,964.98	0.00	135,964.98	0.00	0.00	0.00	135,964.98	0.00
X-D	12/01/21 - 12/30/21	30	0.00	35,948.15	0.00	35,948.15	0.00	0.00	0.00	35,948.15	0.00
E	12/01/21 - 12/30/21	30	0.00	81,181.51	0.00	81,181.51	0.00	0.00	0.00	81,181.51	0.00
F	12/01/21 - 12/30/21	30	0.00	38,204.15	0.00	38,204.15	0.00	0.00	0.00	38,204.15	0.00
G	12/01/21 - 12/30/21	30	121,296.64	128,936.66	0.00	128,936.66	15,429.08	0.00	0.00	113,507.57	137,174.19
Retained
	12/01/21 - 12/30/21	30	3,365.88	99,294.10	0.00	99,294.10	428.15	0.00	0.00	98,865.96	3,806.47
Interest
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			124,662.52	3,677,559.42	0.00	3,677,559.42	15,857.23	0.00	0.00	3,661,702.19	140,980.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,021,679.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,817,525.69	Master Servicing Fee	9,261.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,250.43
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	428.26
ARD Interest	0.00	Operating Advisor Fee	2,226.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,817,525.69	Total Fees	17,380.95

Principal		Expenses/Reimbursements
Scheduled Principal	359,977.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,857.23
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	359,977.67	Total Expenses/Reimbursements	15,857.23

		Interest Reserve Deposit	122,585.31

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,661,702.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	359,977.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,021,679.86
Total Funds Collected	4,177,503.36	Total Funds Distributed	4,177,503.35

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	994,662,139.93	994,662,139.93	Beginning Certificate Balance	994,662,139.69
(-) Scheduled Principal Collections	359,977.67	359,977.67	(-) Principal Distributions	359,977.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	994,302,162.26	994,302,162.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	994,662,139.93	994,662,139.93	Ending Certificate Balance	994,302,162.02
Ending Actual Collateral Balance	994,302,162.26	994,302,162.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	8	45,910,971.74	4.62%	61	4.9218	2.053386	1.40 or less	4	114,746,546.56	11.54%	60	4.9487	0.801945
10,000,001 to 20,000,000	6	82,141,224.85	8.26%	60	5.0499	1.552017	1.41-1.50	2	79,267,273.52	7.97%	62	4.9402	1.426603
20,000,001 to 30,000,000	3	78,946,481.71	7.94%	61	4.8505	1.800384	1.51-1.60	1	5,786,000.00	0.58%	61	4.9660	1.550000
30,000,001 to 40,000,000	2	64,627,712.01	6.50%	59	4.1859	2.190089	1.61-1.70	3	91,087,508.05	9.16%	60	4.8143	1.698136
40,000,001 to 50,000,000	2	92,200,000.00	9.27%	61	4.3124	2.210456	1.71-2.00	6	242,572,922.74	24.40%	61	4.5188	1.884888
50,000,001 to 60,000,000	3	166,775,303.47	16.77%	60	4.6665	1.560694	2.01-2.20	4	102,690,458.89	10.33%	57	4.3191	2.120333
60,000,001 to 80,000,000	4	281,199,668.48	28.28%	60	4.3375	2.502049	2.21-3.00	9	285,651,452.50	28.73%	60	4.1282	2.451981
80,000,001 or greater	2	182,500,800.00	18.35%	61	4.0647	2.192740	3.01 or greater	1	72,500,000.00	7.29%	60	3.9450	4.540000
Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154	Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	11,184,209.37	1.12%	60	5.0185	2.200000	Totals	70	994,302,162.26	100.00%	60	4.4570	2.085154
Arizona	1	5,108,364.68	0.51%	56	3.9740	2.121176
									Property Type³
California	8	67,154,000.02	6.75%	58	4.4177	1.684300
Colorado	3	112,703,746.62	11.33%	60	4.7576	1.501637		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	6	21,204,239.03	2.13%	60	4.9451	2.248093		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	5	13,770,238.50	1.38%	58	4.3908	1.881178	Industrial	43	187,622,608.98	18.87%	59	4.5611	1.853625
Illinois	6	10,345,728.60	1.04%	56	3.9740	2.121176	Lodging	2	25,477,025.28	2.56%	60	5.1461	2.132679
Indiana	1	584,796.03	0.06%	56	3.9740	2.121176	Mixed Use	4	186,069,042.71	18.71%	60	4.6476	2.403891
Kentucky	2	2,661,681.64	0.27%	56	3.9740	2.121176	Office	8	388,424,249.58	39.07%	61	4.2612	2.133793
Maryland	3	107,759,227.56	10.84%	59	3.9966	3.831201	Retail	13	206,709,235.72	20.79%	60	4.4739	1.911141
Massachusetts	1	6,600,000.00	0.66%	60	4.8200	2.530000	Totals	70	994,302,162.26	100.00%	60	4.4570	2.085154
Michigan	4	6,026,838.17	0.61%	56	3.9740	2.121176
Minnesota	1	1,522,189.44	0.15%	56	3.9740	2.121176
Missouri	1	748,194.91	0.08%	56	3.9740	2.121176
Nevada	1	10,341,562.32	1.04%	58	4.6320	1.170000
New Jersey	2	45,386,791.88	4.56%	60	4.4234	1.827875
New York	4	198,997,189.59	20.01%	60	4.2755	1.969128
North Carolina	2	36,196,081.27	3.64%	61	4.9032	1.944240
Ohio	4	9,363,295.31	0.94%	59	4.4377	1.902446
Pennsylvania	1	4,163,765.13	0.42%	59	5.3130	2.030000
South Carolina	2	3,126,938.49	0.31%	56	3.9740	2.121176
Tennessee	1	37,400,000.00	3.76%	62	4.8770	1.423824
Texas	7	148,006,602.01	14.89%	61	4.5199	1.911168
Virginia	2	51,446,481.71	5.17%	61	4.9141	2.244255
Washington, DC	1	82,500,000.00	8.30%	62	4.2460	1.990000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	1	31,127,712.01	3.13%	56	3.3335	2.470000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	3	245,550,468.48	24.70%	59	3.9415	2.932607	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	306,852,742.47	30.86%	61	4.3354	2.125641	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	12	257,532,908.30	25.90%	61	4.7929	1.557875	49 months or greater	30	994,302,162.26	100.00%	60	4.4570	2.085154
	5.001% to 5.250%	6	122,628,084.16	12.33%	60	5.1259	1.381500	Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154
	5.251% or greater	2	30,610,246.84	3.08%	60	5.4486	1.744888
	Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	30	994,302,162.26	100.00%	60	4.4570	2.085154	Interest Only	13	624,923,361.00	62.85%	61	4.3745	2.264773
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or less	16	296,329,132.78	29.80%	60	4.7501	1.697480
	Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	1	73,049,668.48	7.35%	56	3.9740	2.121176
								Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	138,699,668.48	13.95%	59	4.4014	1.791102				None
	12 months or less	27	828,102,493.78	83.28%	60	4.4572	2.171438
	13 months to 24 months	1	27,500,000.00	2.77%	60	4.7315	0.970000
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	994,302,162.26	100.00%	60	4.4570	2.085154
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30520939	OF	New York	NY	Actual/360	3.915%	337,138.89	0.00	0.00	N/A	01/06/27	--	100,000,800.00	100,000,800.00	01/06/22
2	30312184	OF	Washington	DC	Actual/360	4.246%	301,642.92	0.00	0.00	N/A	03/06/27	--	82,500,000.00	82,500,000.00	01/06/22
3	30311499	IN	Various	Various	Actual/360	3.974%	250,084.31	30,473.93	0.00	N/A	09/04/26	--	73,080,142.41	73,049,668.48	01/06/22
4	30312187	MU	Rockville	MD	Actual/360	3.945%	246,288.54	0.00	0.00	N/A	01/06/27	--	72,500,000.00	72,500,000.00	01/06/22
5	30312189	RT	New York	NY	Actual/360	4.617%	278,332.64	0.00	0.00	N/A	02/06/27	--	70,000,000.00	70,000,000.00	01/06/22
6	30312190	IN	Various	Various	Actual/360	4.877%	275,706.29	0.00	0.00	N/A	03/06/27	--	65,650,000.00	65,650,000.00	01/06/22
7	30312191	MU	Denver	CO	Actual/360	5.098%	261,765.40	0.00	0.00	N/A	01/06/27	--	59,622,561.00	59,622,561.00	12/06/21
8	30312192	OF	Plano	TX	Actual/360	4.458%	215,854.99	76,576.85	0.00	N/A	01/06/27	--	56,229,319.32	56,152,742.47	01/06/22
9	30312194	OF	Denver	CO	Actual/360	4.391%	192,838.08	0.00	0.00	N/A	01/06/27	--	51,000,000.00	51,000,000.00	01/06/22
10	30312195	OF	Houston	TX	Actual/360	4.199%	173,558.67	0.00	0.00	N/A	02/06/27	--	48,000,000.00	48,000,000.00	01/06/22
11	30312196	RT	Clifton	NJ	Actual/360	4.436%	168,820.06	0.00	0.00	N/A	01/06/27	--	44,200,000.00	44,200,000.00	01/06/22
12	30312179	RT	Various	Various	Actual/360	3.333%	89,537.37	64,393.42	0.00	N/A	09/06/26	--	31,192,105.43	31,127,712.01	01/06/22
13	30312180	IN	Lincolnton	NC	Actual/360	4.978%	143,601.47	0.00	0.00	N/A	02/06/27	--	33,500,000.00	33,500,000.00	01/06/22
15	30312197	MU	Richmond	VA	Actual/360	5.470%	124,729.13	33,725.16	0.00	N/A	01/06/27	--	26,480,206.87	26,446,481.71	01/06/22
16	30312198	MU	New York	NY	Actual/360	4.731%	112,044.55	0.00	0.00	N/A	01/06/27	--	27,500,000.00	27,500,000.00	10/06/21
17	30312199	OF	Arlington	VA	Actual/360	4.326%	93,129.17	0.00	0.00	N/A	03/05/27	--	25,000,000.00	25,000,000.00	01/06/22
19	30312202	OF	San Francisco	CA	Actual/360	4.967%	74,031.58	26,244.66	0.00	N/A	01/06/27	--	17,308,667.90	17,282,423.24	01/06/22
20	30312203	IN	Upper Marlboro	MD	Actual/360	5.092%	67,719.32	21,243.84	0.00	N/A	01/06/27	--	15,444,184.33	15,422,940.49	01/06/22
21	30312204	LO	Fort Walton Beach	FL	Actual/360	5.246%	64,706.86	31,135.02	0.00	N/A	01/06/27	--	14,323,950.93	14,292,815.91	01/06/22
22	30312183	RT	Cedar Hill	TX	Actual/360	5.245%	61,578.63	16,790.33	0.00	N/A	02/05/27	--	13,634,063.85	13,617,273.52	01/06/22
23	30312205	LO	Tuscaloosa	AL	Actual/360	5.019%	48,395.26	14,545.22	0.00	N/A	01/06/27	--	11,198,754.59	11,184,209.37	01/06/22
24	30312206	RT	Las Vegas	NV	Actual/360	4.632%	41,303.90	13,753.86	0.00	N/A	11/06/26	--	10,355,316.18	10,341,562.32	01/06/22
25	30312207	OF	Lancaster	CA	Actual/360	5.128%	37,568.53	18,681.08	0.00	N/A	02/05/27	--	8,506,964.95	8,488,283.87	01/06/22
26	30312208	RT	Citrus Heights	CA	Actual/360	4.874%	29,379.39	0.00	0.00	N/A	02/05/27	--	7,000,000.00	7,000,000.00	01/06/22
27	30312209	RT	Braintree	MA	Actual/360	4.820%	27,393.67	0.00	0.00	N/A	01/06/27	--	6,600,000.00	6,600,000.00	01/06/22
28	30312210	RT	Kennesaw	GA	Actual/360	4.966%	24,742.54	0.00	0.00	N/A	02/05/27	--	5,786,000.00	5,786,000.00	01/06/22
29	30312211	RT	Aurora	OH	Actual/360	4.782%	22,154.85	7,296.41	0.00	N/A	02/05/27	--	5,380,219.15	5,372,922.74	01/06/22
30	30312212	RT	Fort Lauderdale	FL	Actual/360	4.510%	17,476.25	0.00	0.00	N/A	01/06/27	--	4,500,000.00	4,500,000.00	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
31	30312213	RT	Tarentum	PA	Actual/360	5.313%	19,072.99	5,117.89	0.00	N/A	12/04/26	--	4,168,883.02	4,163,765.13	01/06/22
32	30312214	RT	Santa Paula	CA	Actual/360	4.915%	16,929.44	0.00	0.00	N/A	02/05/27	--	4,000,000.00	4,000,000.00	01/06/22
Totals							3,817,525.69	359,977.67	0.00				994,662,139.93	994,302,162.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,261,138.99	28,322,753.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,318,151.11	21,582,377.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	32,916,075.76	35,666,479.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,949,489.18	25,387,258.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,272,125.68	5,940,337.91	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,026,368.66	7,181,967.16	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,960,161.67	2,665,425.44	01/01/21	09/30/21	--	0.00	0.00	261,508.69	261,508.69	0.00	0.00
8	10,664,635.00	11,027,490.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,516,427.58	5,590,411.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,560,819.10	5,808,156.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,925,688.64	3,750,898.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,042,588.56	9,203,269.66	01/01/21	06/30/21	03/08/21	0.00	0.00	0.00	0.00	0.00	0.00
13	3,209,833.37	3,541,525.54	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,311,397.58	3,609,567.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,452,002.31	0.00	--	--	--	0.00	0.00	111,228.04	330,762.37	43,244.80	0.00
17	24,212,327.13	25,988,784.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,055,136.38	499,865.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,167,459.73	2,552,951.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,484,218.72	2,599,331.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,313,683.46	1,426,402.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	956,587.79	1,822,871.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	994,200.44	799,127.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,126,689.05	1,166,181.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	625,000.00	625,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	815,329.99	824,658.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	531,753.67	455,329.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	645,138.17	662,747.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	598,476.34	601,011.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	327,247.00	603,141.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	516,404.89	565,873.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	211,756,555.95	210,471,197.36				0.00	0.00	372,736.73	592,271.06	43,244.80	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/22	0	0.00	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457005%	4.436714%	60
12/10/21	1	27,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457047%	4.436754%	61
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457098%	4.436803%	62
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457139%	4.436841%	63
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457189%	4.436889%	64
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457229%	4.436927%	65
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457269%	4.436965%	66
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	30,000,000.00	4.457318%	4.437012%	67
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.403503%	4.383365%	66
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.403569%	4.383429%	67
03/12/21	0	0.00	0	0.00	1	31,774,895.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.403625%	4.383482%	68
02/12/21	0	0.00	0	0.00	1	31,846,257.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.403711%	4.383566%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312191	12/06/21	0	A	261,508.69	261,508.69	0.00	59,622,561.00	12/13/21	98
16	30312198	10/06/21	2	2	111,228.04	330,762.37	46,755.80	27,500,000.00	08/11/20	98
Totals					372,736.73	592,271.06	46,755.80	87,122,561.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		625,387,682	597,887,682	27,500,000		0
> 60 Months		368,914,480	368,914,480	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	994,302,162	966,802,162	0	27,500,000	0	0
Dec-21	994,662,140	967,162,140	27,500,000	0	0	0
Nov-21	995,048,697	995,048,697	0	0	0	0
Oct-21	995,405,950	995,405,950	0	0	0	0
Sep-21	995,789,880	995,789,880	0	0	0	0
Aug-21	996,144,430	996,144,430	0	0	0	0
Jul-21	996,497,693	996,497,693	0	0	0	0
Jun-21	996,877,779	996,877,779	0	0	0	0
May-21	1,027,228,371	1,027,228,371	0	0	0	0
Apr-21	1,027,605,881	1,027,605,881	0	0	0	0
Mar-21	1,027,953,823	996,178,928	0	0	31,774,896	0
Feb-21	1,028,385,347	996,539,089	0	0	31,846,258	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312191	59,622,561.00	59,622,561.00	95,500,000.00	11/10/16	2,388,870.44	0.78000	09/30/21	01/06/27	I/O
16	30312198	27,500,000.00	27,500,000.00	54,000,000.00	11/15/16	1,278,532.31	0.97000	12/31/20	01/06/27	I/O
Totals		87,122,561.00	87,122,561.00	149,500,000.00		3,667,402.75

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312191	MU	CO	12/13/21	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

16	30312198	MU	NY	08/11/20	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	9,937.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,920.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,857.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,857.23

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27